Related parties - Narrative (Details) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Prepayments and financial receivables		$ 1,291,000,000	$ 2,063,000,000
Trade and other receivables	[1]	16,933,000,000	22,452,000,000
Non-current provisions and other liabilities		15,304,000,000	15,633,000,000
Current finance debt		5,996,000,000	4,359,000,000
Related parties [Member]
Disclosure of transactions between related parties [line items]
Current finance debt		$ 1,242,000,000	1,479,000,000
Equinor ASA [member]
Disclosure of transactions between related parties [line items]
Ownership interests held by shareholder		67.00%
Equinor ASA [member] | Gassco AS [Member]
Disclosure of transactions between related parties [line items]
Settlement of liabilities by entity on behalf of related party, related party transactions		$ 1,000,000,000.0	1,200,000,000	$ 1,000,000,000.0
Norwegian State [Member]
Disclosure of transactions between related parties [line items]
Prepayments and financial receivables		0	1,461,000,000
Trade and other receivables		1,007,000,000	1,103,000,000
Non-current provisions and other liabilities		850,000,000	2,072,000,000
Current finance debt		893,000,000	0
Norwegian State [Member] | Gas sales activities [Member]
Disclosure of transactions between related parties [line items]
Trade and other receivables		100,000,000
Non-current provisions and other liabilities		100,000,000
Norwegian State [Member] | Oil and gas assets [Member]
Disclosure of transactions between related parties [line items]
Purchases of of goods with related party		$ 10,100,000,000	12,600,000,000	$ 9,600,000,000
Folketrygdfondet [Member]
Disclosure of transactions between related parties [line items]
Ownership interests held by shareholder		3.60%
SDFI [Member]
Disclosure of transactions between related parties [line items]
Non-current provisions and other liabilities		$ 800,000,000	2,100,000,000
Current finance debt		$ 900,000,000	$ 0

[1]	Of which Trade receivables of USD 13,017 million in 2023 and USD 17,334 million in 2022.